Annual Total Returns- Transamerica Small Cap Growth (Class I2) [BarChart] - Class I2 - Transamerica Small Cap Growth - I2	2013	2014	2015	2016	2017	2018	2019	2020
Total	37.33%	3.20%	3.55%	19.62%	15.66%	(7.44%)	29.68%	32.29%